Intangible and Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 73	$ 62
Investments	70	73
Deferred costs	61	61
Long-term receivables	26	26
Other long-term assets	37	34
Total intangible and other assets	267	256
Investments
Investments accounted for under the equity method	54	58
Cost Method Investments	$ 16	$ 15